Fair Value of Financial Instruments and Derivative Instruments - Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Derivative assets / Current assets	$ 99	$ 0
Derivative assets / Non-current assets	54	0
Derivative liabilities / Current liabilities	582	121
Derivative liabilities / Non-current liabilities	1,396	0
Not Designated as Hedging Instrument
Derivative [Line Items]
Total Derivative Assets	153	0
Total Derivative Liabilities	1,978	121
Not Designated as Hedging Instrument | Foreign Currency
Derivative [Line Items]
Derivative assets / Current assets	99	0
Not Designated as Hedging Instrument | Interest Rate Contract
Derivative [Line Items]
Derivative assets / Non-current assets	54	0
Derivative liabilities / Current liabilities	0	0
Derivative liabilities / Non-current liabilities	1,280	0
Not Designated as Hedging Instrument | Bunker Fuel Contracts
Derivative [Line Items]
Derivative liabilities / Current liabilities	408	121
Derivative liabilities / Non-current liabilities	116	0
Not Designated as Hedging Instrument | Forward Freight
Derivative [Line Items]
Derivative liabilities / Current liabilities	$ 174	$ 0